Tangible Fixed Assets - Impairment (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Methane Shirley Elisabeth
Tangible fixed assets
Carrying amount reclassified as "Vessel held for sale"	$ 67,339
Impairment loss from remeasurement at lower of carrying amount and fair value less costs to sell	$ 14,664
Second vessel
Tangible fixed assets
Carrying amount reclassified as "Vessel held for sale"		$ 74,123
Impairment loss from remeasurement at lower of carrying amount and fair value less costs to sell		$ 13,363